Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (7,970,071)	$ (16,803,045)	$ (13,283,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Share option charge	734,989	1,121,273	1,286,128
Warrant charge		11,372	28,963
Forfeiture of options	(94,284)	(1,419)	(12,412)
Depreciation of fixed assets	2,563	3,866	3,797
(Gain)/Loss on foreign exchange	(96,978)	55,183	51,192
Expenses settled in shares	32,302	3,452,769	86,028
Shares Issued in lieu of consultancy fees	437,497
Shares Issued in lieu of bonus	347,500
CLN Fees settled in shares	331,545
Shares Issued in lieu of interest	750,000
Convertible loan interest accrued	88,998
Net increase/(decrease) in related party payables	500,616	(570,075)	814,319
Net (increase)/decrease in operating assets/other receivables	(90,403)	440,257	167,718
Net (decrease)/increase in trade and other payables	1,216,431	2,799,282	2,963,759
Cash inflow from taxation	1,998,364		199,153
Net cash used in operating activities	(1,810,931)	(9,490,537)	(7,695,242)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,208)		(5,916)
Net cash used in investing activities	(1,208)		(5,916)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fundraising, net and issuance of ordinary shares	1,705,742	6,208,508	7,323,354
Proceeds from convertible loan note	950,000
Loan from related party			2,000,000
Net cash provided by financing activities	2,655,742	6,208,508	9,323,354
Net (decrease)/increase in cash and cash equivalents	843,603	(3,282,029)	1,622,196
Cash and cash equivalent, beginning of period	826,848	4,045,381	2,700,724
Exchange difference	(109,549)	63,496	(277,539)
Cash and cash equivalent, end of period	1,560,902	826,848	4,045,381
Non Cash items:
Conversion of related party loan into shares		$ 3,150,000